Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves
Capital and reserves

19.  Capital and reserves

(a)   Share capital

(Number of shares, unless stated otherwise)

	December 31,	December 31,
	2021	2020
Number of shares issued	50,635,720	50,317,860
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital	8,655	8,597

The Company issued 1,000 ordinary shares on May 28, 2014 in exchange for contribution in cash of 47 that were allocated to Share capital and 99,000 ordinary shares on February 24, 2016 in exchange for contribution in cash of 5,000,000, of which 8,500 were allocated to Share capital and 4,991,500 to Share premium.

On March 1, 2018 the Registrar of Companies of Cyprus registered the subdivision of the existing Company’s share capital of 100,000 ordinary shares of EUR 1.00 each into 50,000,000 ordinary shares of EUR 0.002 each.

On October 24, 2019, the shareholders approved the increase of the authorized share capital of the Company from 50,000,000 shares to 60,000,000 shares.

On May 8, 2020 the Company issued 317,860 new shares under the 2016 HeadHunter Unit Option Plan, bringing the total number of issued ordinary shares to 50,317,860. See Note 20(a)(i).

On May 14, 2021 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,635,720 as of December 31, 2021. See Note 20(a)(i).

All shares issued are fully paid, except 317,860 shares issued on May 8, 2020 and 317,860 shares issued on May 14, 2021, which are not paid as at December 31, 2021, and relevant shareholder receivable of 108 is included in the Trade and other receivables in the consolidated statement of financial position as of December 31, 2021 (as of December 31, 2020 – 50).

(b)   Ordinary shares

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of shareholders.

(c)   Share premium

On January 29, 2018 the District Court of Nicosia (Cyprus) issued a court order ratifying the reduction of the share premium of the Company by 3,422,874. On February 16, 2018 the Registrar of Companies of Cyprus registered the reduction of the Group’s share premium by 3,422,874 based on the shareholders resolution and the court order.

As at December 31, 2019, 2020 and 2021 the share premium included a contribution of 1,568,626.

(d)   Distributions to shareholders and non-controlling interest

(i)   Distributions to shareholders

On May 28, 2019 the Board of Directors approved dividend of $0.36 per share for the year ended December 31, 2018, which totalled to $18,000,000 or 1,160,345. The dividends were paid to shareholders in July 2019.

On March 11, 2020 the Board of Directors approved dividends of $0.50 per share for the year ended December 31, 2019, which totalled to $25,000,000 or 1,800,520. The dividends were paid to shareholders in September 2020.

On May 25, 2021 the Board of Directors approved dividends of $0.55 per share for the year ended December 31, 2020, which totalled to $27,849,643 or 2,047,690. The dividends were paid to shareholders in July 2021.

(ii)   Distributions to non-controlling interest

The Group subsidiaries in Kazakhstan and Belarus have declared dividends to the Group and to the non-controlling interest.

Dividends declared by these entities to non-controlling shareholders were 109,932 for the year ended December 31, 2021, 103,126 for the year ended December 31, 2020 and 126,460 for the year ended December 31, 2019.

Dividends settled by these entities to non-controlling shareholders (including withholding tax) were 106,978 for the year ended December 31, 2021, 102,731 for the year ended December 31, 2020 and 131,456 for the year ended December 31, 2019.

(e)   Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(f)   Treasury shares

On September 30, 2021 the Group announced a share buyback program under which the Group may repurchase up to an aggregate of RUB 3 billion (or its equivalent in US dollars) of its ordinary shares over a period beginning on October 11, 2021 and continuing until the earlier of the completion of the repurchase or August 10, 2022, when the authority of the board of directors to repurchase shares will expire (the “Buyback Program”).The primary purpose of the Buyback Program is to fund the Group’s long-term incentive programs (see Note 20).

During 2021 the Group repurchased a total of 283,673 ADRs on the market for an aggregate consideration of 1,096,357 (none is 2020). The Group accounts for ADRs repurchased as treasury shares at cost.

On March 3, 2022 the Group terminated the share buyback program.